Pioneer Fundamental
Growth Fund

Schedule of Investments | December 31, 2019

Ticker Symbols: Class A PIGFX Class C FUNCX Class K PFGKX Class R PFGRX Class Y FUNYX

Schedule of Investments | 12/31/19 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	COMMON STOCKS - 99.2% of Net Assets
	Aerospace & Defense - 3.0%
877,236	Raytheon Co.	$192,763,839
	Total Aerospace & Defense	$192,763,839
	Beverages - 3.9%
1,803,222	PepsiCo., Inc.	$246,446,351
	Total Beverages	$246,446,351
	Capital Markets - 4.3%
1,774,726	Charles Schwab Corp.	$84,405,969
2,053,593	Intercontinental Exchange, Inc.	190,060,032
	Total Capital Markets	$274,466,001
	Chemicals - 1.5%
511,549	Ecolab, Inc.	$98,723,841
	Total Chemicals	$98,723,841
	Electrical Equipment - 1.9%
1,540,323	Emerson Electric Co.	$117,465,032
	Total Electrical Equipment	$117,465,032
	Electronic Equipment, Instruments & Components - 3.9%
686,540	Amphenol Corp.	$74,304,224
1,204,453	CDW Corp.	172,044,067
	Total Electronic Equipment, Instruments & Components	$246,348,291
	Entertainment - 2.2%
1,309,457(a)	Electronic Arts, Inc.	$140,779,722
	Total Entertainment	$140,779,722
	Food & Staples Retailing - 2.1%
1,113,348	Walmart, Inc.	$132,310,276
	Total Food & Staples Retailing	$132,310,276
	Health Care Equipment & Supplies - 7.1%
306,393	Cooper Cos., Inc.	$98,441,007
391,460(a)	Edwards Lifesciences Corp.	91,323,703
1,156,799	Medtronic Plc	131,238,847
837,442	Zimmer Biomet Holdings, Inc.	125,348,319
	Total Health Care Equipment & Supplies	$446,351,876
	Insurance - 6.0%
1,904,868	Marsh & McLennan Cos., Inc.	$212,221,344
2,384,029	Progressive Corp.	172,579,859
	Total Insurance	$384,801,203
	Interactive Media & Services - 6.2%
295,525(a)	Alphabet, Inc., Class C	$395,122,836
	Total Interactive Media & Services	$395,122,836
	Internet & Direct Marketing Retail - 6.6%
119,137(a)	Amazon.com, Inc.	$220,146,114
94,590(a)	Booking Holdings, Inc.	194,262,321
	Total Internet & Direct Marketing Retail	$414,408,435
	IT Services - 10.3%
919,192	Accenture Plc	$193,554,259
1,082,894	Mastercard, Inc.	323,341,319
1,212,153(a)	PayPal Holdings, Inc.	131,118,590
	Total IT Services	$648,014,168
	Life Sciences Tools & Services - 3.5%
677,694	Thermo Fisher Scientific, Inc.	$220,162,450
	Total Life Sciences Tools & Services	$220,162,450
	Machinery - 2.5%
943,691	Stanley Black & Decker, Inc.	$156,407,346
	Total Machinery	$156,407,346
	Pharmaceuticals - 6.8%
1,888,798(a)	Elanco Animal Health, Inc.	$55,625,101
975,076	Eli Lilly & Co.	128,154,239
683,506	Johnson & Johnson	99,703,020
1,123,970	Zoetis, Inc.	148,757,429
	Total Pharmaceuticals	$432,239,789
	Semiconductors & Semiconductor Equipment - 2.4%
473,563	Broadcom, Inc.	$149,655,379
	Total Semiconductors & Semiconductor Equipment	$149,655,379
	Software - 10.5%
503,060(a)	Adobe, Inc.	$165,914,219
3,160,637	Microsoft Corp.	498,432,455
	Total Software	$664,346,674
	Specialty Retail - 9.4%
941,397	Home Depot, Inc.	$205,582,277
302,043(a)	O'Reilly Automotive, Inc.	132,373,365
1,810,939	Ross Stores, Inc.	210,829,518
548,115	Tractor Supply Co.	51,215,866
	Total Specialty Retail	$600,001,026
Shares		Value
	Technology Hardware, Storage & Peripherals - 5.1%
1,096,208	Apple, Inc.	$321,901,479
	Total Technology Hardware, Storage & Peripherals	$321,901,479
	TOTAL COMMON STOCKS
	(Cost $3,638,693,573)	$6,282,716,014
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $3,638,693,573)	$6,282,716,014
	OTHER ASSETS AND LIABILITIES - 0.8%	$51,707,581
	NET ASSETS - 100.0%	$6,334,423,595

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,282,716,014	$–	$–	$6,282,716,014
Total Investments in Securities	$6,282,716,014	$–	$–	$6,282,716,014

During the nine months ended December 31, 2019, there were no transfers between Levels 1, 2 and 3.